THE SARATOGA ADVANTAGE TRUST

October 16, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: The Saratoga Advantage Trust (the “Trust”)

File Nos. 033-79708 and 811-08542

CIK No. 0000924628

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Trust. Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that, with respect to the below-referenced Portfolio and share classes of the Trust, the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section do not differ from that contained in Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A, electronically filed with the Securities and Exchange Commission on October 13, 2020 (SEC Accession No 0001580642-20-003737).

Portfolio	Share Class
U.S. Government Money Market Portfolio	Class A/C/I

Very truly yours,

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia

President, Chief Executive Officer and Chairman of the Board